Leases - Schedule of Maturities of Lease Liabilities (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Schedule of Maturities of Liabilities [Abstract]
2026	$ 82
2027	23
2028	2
2029	2
2030
Thereafter
Total lease payments	109
Less: imputed interest	(2)
Present value of minimum operating lease payments	$ 107